TAXATION - Factors affecting future tax charges (Details) - USD ($) $ in Millions			12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of expected tax charge
Current tax payable			$ 223	$ 233
Provision for uncertain tax positions			178	201
Other interest on provision for uncertain tax positions			8
Maximum potential liability related to UK CFC			147
Estimated tax refund			100
Impact of US Tax Reform				$ 32
Tax benefit recognized from appeal			$ 0
UK corporation tax rate (as a percent)			19.00%	19.30%	20.00%
Profit before taxation			$ 781	$ 879	$ 1,062
Expected taxation at UK statutory rate			148	169	212
Differences in overseas taxation rates			(5)	48	34
Disposal of the Gynaecology business					56
Benefit of US Manufacturing deduction				(9)	(7)
R&D credits			(6)	(3)	(3)
Tax losses not recognised			4	10	1
Utilisation of previously unrecognised tax losses			(1)	(6)	(9)
US tax reform				(32)
Expenses not deductible for tax purposes			15	11	23
Change in tax rates			1	(5)	1
Adjustments in respect of prior years			(38)	(71)	(30)
Total taxation as per the income statement			$ 118	$ 112	$ 278
Forecast
Reconciliation of expected tax charge
UK corporation tax rate (as a percent)	17.00%	19.00%